Annual Total Returns - BlackRock Inflation Protected Bond Portfolio (Service Shares) [BarChart] - Service - BlackRock Inflation Protected Bond Portfolio - Service Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	11.55%
Annual Return 2012	6.58%
Annual Return 2013	(8.34%)
Annual Return 2014	2.24%
Annual Return 2015	(2.31%)
Annual Return 2016	3.87%
Annual Return 2017	2.74%
Annual Return 2018	(2.03%)
Annual Return 2019	7.97%
Annual Return 2020	11.51%